Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Transcat, Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	000-03905
Entity Tax Identification Number	16-0874418
Entity Address, Address Line One	35 Vantage Point Drive
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14624
City Area Code	(585)
Local Phone Number	352-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 par value
Trading Symbol	TRNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000099302